Derivative warrant liability (Details) - USD ($)			12 Months Ended
	Jul. 21, 2022	Sep. 15, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Warrant outstanding			5,669,499	2,117,647
Warrants exercised			0	0
Gain on revaluation of the derivative warrant liability			$ 4,255,017	$ 1,368,180
PIPE
Disclosure of detailed information about financial instruments [line items]
Number of units issued during the period	3,551,852
Price per unit	$ 1.35
The cash in flow from issuance of units	$ 4,800,000
Number of common shares issuable for each unit	1
Issuance costs	$ 741,000
Proceeds from issuance of shares	344,000
Accretion and other financing cost	$ 397,000
Offering
Disclosure of detailed information about financial instruments [line items]
Number of units issued during the period		4,235,294
Price per unit		$ 4.25
The cash in flow from issuance of units		$ 18,000,000
Number of common shares issuable for each unit		1
Warrant
Disclosure of detailed information about financial instruments [line items]
Number of warrants in each unit		0.5
Total number of warrants		2,117,647
Warrant | PIPE
Disclosure of detailed information about financial instruments [line items]
Number of shares for each warrant	1
Warrants exercise price	$ 1.39
Warrant | Offering
Disclosure of detailed information about financial instruments [line items]
Number of shares for each warrant		1
Warrants exercise price		$ 5.00
Warrants term		5 years